Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Leases
14.	Leases

Accounting for Leases as Lessee

The Company determines if an arrangement is a lease at inception. Operating leases are included in right-of-use assets (“ROU”), operating lease liabilities, and operating lease liabilities, non-current. Lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. None of the leases entered into have an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of future payments. Incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The ROU assets also include any prepaid lease payments made and initial direct costs incurred and exclude lease incentives. The Company’s lease terms may include options to extend or terminate the lease, which is recognized when it is reasonably certain that the Company will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less are not recorded on the balance sheet.

The Company has operating leases for real estate. The Company has certain intercompany leases between its subsidiaries, and these transactions and balances have been eliminated in consolidation and are not reflected in the tables and information presented below.

The components of lease expense included in the Company’s unaudited condensed statements of operations were as follows:

	Expense	For the three months ended June 30,		For the six months ended June 30,
	Classification	2025	2024	2025	2024
Operating lease expense:
Amortization of ROU asset	General and administrative	$65,570	$49,715	$118,987	$103,547
Accretion of Operating lease liability	General and administrative	13,139	14,452	25,487	24,993
Total operating lease expense		$78,709	$64,167	$144,474	$128,540

Other lease expense	General and administrative	4,682	5,082	32,856	2,234
Total		$83,391	$69,249	$177,330	$130,774

Other information related to leases is as follows:

	As of June 30,	As of December 31,
	2025	2024
Remaining lease term:
Operating leases (in years)	8.39	8.77
Discount rate:
Operating leases	7.25%	7.25%

Amounts relating to leases were presented on the unaudited condensed Balance Sheets as of June 30, 2025 and December 31, 2024 in the following line items:

		As of June 30,	As of December 31,
Assets:	Balance Sheet Classification	2025	2024
Operating lease assets	Right-of-use assets	$1,748,589	$1,879,729

Liabilities:
Operating lease liabilities	Operating lease liabilities	166,945	183,981
Operating lease liabilities	Operating lease liabilities, non-current	1,857,960	1,943,487
Total lease liabilities		$2,024,905	$2,127,468

The future minimum lease payments required under leases as of June 30, 2025, were as follows:

Fiscal Year	Operating Leases
Remainder of 2025	$154,506
2026	312,299
2027	316,369
2028	323,311
2029	336,045
Thereafter	1,332,102
Undiscounted cash flows	2,774,632
Less: imputed interest	(749,727)
Lease liability	$2,024,905

14.	Leases

Accounting for Leases as Lessee

The Company determines if an arrangement is a lease at inception. Operating leases are included in right-of-use assets (“ROU”), operating lease liabilities, and operating lease liabilities, non-current. Lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. None of the leases entered into have an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of future payments. Incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The ROU assets also include any prepaid lease payments made and initial direct costs incurred and exclude lease incentives. The Company’s lease terms may include options to extend or terminate the lease, which is recognized when it is reasonably certain that the Company will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less are not recorded on the balance sheet.

The Company has operating leases for real estate. The Company has certain intercompany leases between its subsidiaries, and these transactions and balances have been eliminated in consolidation and are not reflected in the tables and information presented below.

The components of lease expense included on the Company’s consolidated statements of operations were as follows:

	Expense Classification	For the Year Ended December 31,
Operating lease expense:		2024	2023
Amortization of ROU asset	General and administrative	$215,231	$132,138
Accretion of Operating lease liability	General and administrative	45,613	25,667
Total operating lease expense		$260,844	$157,805

Other lease expense	General and administrative	61,408	28,012
Total		$322,252	$185,817

Other information related to leases is as follows:

	As of December 31,
	2024	2023
Remaining lease term:
Operating leases (in years)	8.77	9.29
Discount rate:
Operating leases	7.25%	7.03%

Amounts relating to leases were presented on the consolidated balance sheets as of December 31, 2024 and 2023 in the following line items:

	Balance Sheet Classification	Year Ended December 31,
Assets:		2024	2023
Operating lease assets	Right-of-use assets	$1,879,729	$1,616,198

Liabilities:
Operating lease liabilities	Operating lease liabilities	183,981	141,691
Operating lease liabilities	Operating lease liabilities, non-current	1,943,487	1,514,044
Total lease liabilities		$2,127,468	$1,655,735

The future minimum lease payments required under leases as of December 31, 2024, were as follows:

Fiscal Year	Operating Leases
2025	$333,200
2026	312,299
2027	316,369
2028	323,311
2029	336,045
Thereafter	1,332,102
Undiscounted cash flows	2,953,326
Less: imputed interest	(825,858)
Lease liability	$2,127,468